Income Tax - Additional Information (Detail) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Tax (Textual)
U.S. federal and state net operating loss			$ 1,000	$ 0
Valuation allowance			$ 210	210
Federal provision for income taxes	$ 0	$ 0
State provision for income taxes	0	0
Provision for income taxes	$ 0	$ 0		$ 199,765